Condensed Combined Statements Of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net income (loss)	$ 21,720	$ (4,142)	$ 100,527	$ (62,511)
Other comprehensive income (loss), before income taxes:
Amortization of net actuarial loss included in net periodic benefit cost	323	371	1,063	1,114
Other comprehensive income, before income taxes	323	371	1,063	1,114
Income tax expense	(56)	(65)	(185)	(196)
Other comprehensive income, net of income taxes	267	306	878	918
Comprehensive income (loss)	21,987	(3,836)	101,405	(61,593)
Less: Comprehensive loss attributable to nonredeemable noncontrolling interest	0	(212)	(553)	(579)
Comprehensive income (loss) attributable to MSG Entertainment	$ 21,987	$ (3,624)	$ 101,958	$ (61,014)
MSGE SPINCO, INC [Member]
Statement [Line Items]
Net income (loss)					$ (136,200)	$ (219,308)	$ 170,659
Other comprehensive income (loss), before income taxes:
Net unamortized losses arising during the period					(2,805)	(5,168)	(45)
Amortization of net actuarial loss included in net periodic benefit cost					1,420	1,191	1,342
Curtailments					0	156	0
Settlement loss					0	870	67
Other comprehensive income, before income taxes					(1,385)	(2,951)	1,364
Income tax expense					243	461	(488)
Other comprehensive income, net of income taxes					(1,142)	(2,490)	876
Comprehensive income (loss)					(137,342)	(221,798)	171,535
Less: Comprehensive loss attributable to nonredeemable noncontrolling interest					(2,864)	(694)	(1,071)
Comprehensive income (loss) attributable to MSG Entertainment					$ (134,478)	$ (221,104)	$ 172,606